Other operating income	12 Months Ended
Dec. 31, 2024
Other Income and Expenses [Abstract]
Other operating income

Note 29.      Other operating income

	12 months ended December 31,
USD'000	2024	2023	2022
Accounts payable write-off	-	-	1,899
Other operating income from related parties	181	119	66
Other operating income - other	3	48	108
Total other operating income from continuing operations	184	167	2,073

In the years 2024 and 2023, other operating income from related parties was made up of the amounts invoiced by WISeKey to the OISTE Foundation for the use of its premises and equipment (see Note 37).